RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Due to officer	$ 0	$ 0	$ 102,340
Mr Mark Lucky [Member]
Due to officer		1,451
Advance from officers, net		$ 40,340